Contingencies (Details) - Coalescev WaferGen [Member] - USD ($)		12 Months Ended
	Sep. 05, 2012	Dec. 31, 2014
Contingencies (Details) [Line Items]
Loss Contingency, Allegations		On April 24, 2012, an action entitled Coalesce Corporation (“Coalesce”) v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. In August 2014, the plaintiff and Company agreed to an out-of-court settlement. Related legal costs were expensed as incurred.
Loss Contingency, Name of Plaintiff		Coalesce Corporation
Loss Contingency, Domicile of Litigation		Alameda County Superior Court
Loss Contingency, Damages Sought	in excess of $500,000
Loss Contingency, Damages Sought, Value	$ 500,000
Loss Contingency, Settlement Agreement, Date		August 2014